Stockholders' Equity (Details 4) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance at beginning	119,067	117,895	75,348
Granted	7,500	61,912	82,112
Forfeited		(2,562)	(1,160)
Vested		(58,178)	(38,405)
Balance at ending		119,067	117,895
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Balance at beginning	$ 18.80	$ 20.80	$ 22.40
Granted		18.80	25.20
Forfeited		23.60	30.40
Vested		21.20	23.20
Balance at ending		$ 18.80	$ 20.80